Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Profit after taxation from Continuing and Discontinued operations	$ 8,736	$ 9,185	$ 4,823
Items that may be reclassified subsequently to the income statement:
Net valuation gains on investments taken to equity			11
Hedges:
(Losses)/gains taken to equity	(315)	(327)	82
Losses/(gains) transferred to the income statement	297	299	(215)
Exchange fluctuations on translation of foreign operations taken to equity	1	1	2
Exchange fluctuations on translation of foreign operations transferred to income statement		(6)
Tax recognised within other comprehensive income	5	8	36
Total items that may be reclassified subsequently to the income statement	(12)	(25)	(84)
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes	(81)	(20)	1
Equity investments held at fair value	(2)	1
Tax recognised within other comprehensive income	26	19	(14)
Total items that will not be reclassified to the income statement	(57)		(13)
Total other comprehensive loss	(69)	(25)	(97)
Total comprehensive income	8,667	9,160	4,726
Attributable to non-controlling interests	769	878	1,118
Attributable to BHP shareholders	$ 7,898	$ 8,282	$ 3,608